Other long-term assets and other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Refundable value added tax on import	$ 10,064	$ 15,449
Other long-term assets	86	0
Total other long-term assets	$ 10,150	$ 15,449